Annual Total Returns (Vanguard Total Bond Market Index Fund - Signal Shares Signal) (Vanguard Total Bond Market Index Fund, Vanguard Total Bond Market Index Fund - Signal Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Annual Total Return
2013	(2.15%)
2012	4.15%
2011	7.69%
2010	6.54%
2009	6.04%
2008	5.15%
2007	7.02%